In re: BlackRock Mutual Funds Advisory
Fee Litigation, 3:14-cv-01165-FLW-TJB
(D.N.J.), 19-1557 (3d Cir.)

On May 27, 2014, Owen Clancy, Timothy
Davidson, Cindy Tarchis and Brendan
Foote, investors in the BlackRock Global
Allocation Fund, Inc. ("Global Allocation") and the BlackRock Equity Dividend Fund
("Equity Dividend") filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock
Investment Management, LLC and
BlackRock International Limited
(collectively, the "Defendants") under the caption In re BlackRock Mutual Funds
Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the Investment
Company Act by receiving allegedly
excessive investment advisory fees from
Global Allocation and Equity Dividend. On
June 13, 2018, the court granted in part and denied in part the Defendants' motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global
Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August
29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants' motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court's orders. On June 26, 2020, plaintiffs petitioned the appeals court for a rehearing, which was denied July 9, 2020. Plaintiffs' deadline to seek further appeal has passed;
consequently, this matter is now closed.